Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 276,340,120	$ 688,607,542	$ 633,079,773
Total cost of revenues	(272,356,649)	(672,562,832)	(620,989,960)
Gross profit	3,983,471	16,044,710	12,089,813
Operating expenses
Selling and marketing expenses	(38,067)	(39,664)	(101,302)
General and administrative expenses	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(2,558,809)	(4,758,014)	(4,257,189)
Total operating expenses	(5,927,140)	(10,046,777)	(9,485,628)
(Loss) Income from operations	(1,943,669)	5,997,933	2,604,185
Other (expenses) income, net
Interest income	16,072	52,126	10,264
Sundry (expense) income	(774,985)	2,022,473	3,321,563
Interest expenses	(2,802,798)	(4,598,376)	(2,203,061)
Share of losses of associate	(4,029)	(710)
Total other (expenses) income, net	(3,565,740)	(2,524,487)	1,128,766
(Loss) Income before income taxes	(5,509,409)	3,473,446	3,732,951
Income tax benefits (expenses)	988,034	(1,428,299)	(774,239)
Net (loss) income	(4,521,375)	2,045,147	2,958,712
Less: loss (income) attributable to non-controlling interest	212,473	(167,910)	(962,761)
Net (loss) income attributable to controlling interest	$ (4,308,902)	$ 1,877,237	$ 1,995,951
Weighted average number of ordinary shares outstanding:
Ordinary shares - Basic	21,359,033	20,000,000	20,000,000
Ordinary shares - Diluted	21,359,033	20,000,000	20,000,000
(Loss) Earnings per share:
Basic	$ (0.20)	$ 0.09	$ 0.10
Diluted	$ (0.20)	$ 0.09	$ 0.10
Other comprehensive (loss) income:
Net (loss) income	$ (4,521,375)	$ 2,045,147	$ 2,958,712
Foreign currency translation adjustments	(96,336)	276,068	1,887,789
Total comprehensive (loss) income	(4,617,711)	2,321,215	4,846,501
Comprehensive (loss) income including non-controlling interest	(4,617,711)	2,321,215	4,846,501
Comprehensive (loss) income attributable to non-controlling interest	223,300	(167,781)	(832,987)
Comprehensive (loss) income attributable to controlling interest	(4,394,411)	2,153,434	4,013,514
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	276,185,254	688,430,008	632,789,396
Total cost of revenues	(272,274,995)	(671,615,772)	(619,866,604)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	154,866	177,534	290,377
Total cost of revenues	$ (81,654)	$ (947,060)	$ (1,123,356)